Financial assets - Movement of loss provision by impairment stage (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment loss (reversal)	€ 7,030	€ 4,368
Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Exchange differences and other	(1,716)	434
Previously written-off assets recovered	543	837
Loss due to contract renegotiation and modification	129
Impairment loss (reversal)	7,027	4,362
Impairment losses (preIFRS9)		4,362
Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	(22,713)	(23,945)
Impairment at end of year	(23,255)	(23,332)
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at end of year	(9,684)	(8,222)
Financial assets at amortised cost, category | Financial instruments credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at end of year	(13,571)	€ (15,110)
Financial assets at amortised cost, category | Loans and advances - Customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	22,242
Transfer from Stage 2 to Stage 1	2,594
Net exposure changes and modifications in the credit risk	4,912
Write-off of impaired balances against recorded impairment allowance	(5,057)
Exchange differences and other	(1,716)
Impairment at end of year	22,975
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired | Accumulated impairment | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	3,835
Transfer from Stage 2 to Stage 1	(722)
Net exposure changes and modifications in the credit risk	2,328
Write-off of impaired balances against recorded impairment allowance	0
Exchange differences and other	(333)
Impairment at end of year	5,108
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired | Accumulated impairment | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	4,474
Transfer from Stage 2 to Stage 1	694
Net exposure changes and modifications in the credit risk	(327)
Write-off of impaired balances against recorded impairment allowance	0
Exchange differences and other	(290)
Impairment at end of year	4,551
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments credit-impaired | Accumulated impairment | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	13,933
Transfer from Stage 2 to Stage 1	2,622
Net exposure changes and modifications in the credit risk	2,911
Write-off of impaired balances against recorded impairment allowance	(5,057)
Exchange differences and other	(1,093)
Impairment at end of year	€ 13,316